Income Taxes (Details) - Schedule of effective tax rate and the statutory income tax rate - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate and the statutory income tax rate [Abstract]
Loss before provision for income taxes and loss	¥ (2,158,331)	¥ (504,441)	¥ (800,253)
Income tax expense computed at an applicable tax rate of 25%	(539,583)	(126,110)	(200,063)
Effect of non-deductible items	437,412	9,213	1,075
Effect of preferential tax rate	30,249	16,042	43,826
Effect of income tax rate difference in other jurisdictions	24,453	9,243	40,770
Effect of change in tax rate	(14,145)	(2,123)
Change in valuation allowance	66,093	96,599	119,264
Total	¥ 4,479	¥ 2,864	¥ 4,872